Subsequent Events (Details) - USD ($) $ in Thousands											3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 21, 2024	Jan. 16, 2024	Oct. 16, 2023	Sep. 25, 2023	Jul. 17, 2023	Jun. 28, 2023	Apr. 17, 2023	Mar. 07, 2023	Jan. 17, 2023	Apr. 15, 2022	Apr. 10, 2024	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Oct. 13, 2023	Jul. 14, 2023
Dividend Payments on Series C and Series D Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares)													520,459	519,172
Related Party [Member] | Steamship [Member]
Restricted Stock Award and Cash Bonus [Abstract]
Accrued performance bonus													$ 230
Series C Preferred Stock [Member]
Dividend Payments on Series C and Series D Preferred Stock [Abstract]
Dividends paid on preferred stock				$ 306		$ 307	$ 268		$ 240			$ 0	$ 1,121	$ 780
Preferred stock, shares outstanding (in shares)							10,000		10,000				5,521	10,000	15,314	15,314
Series C Preferred Stock [Member] | Restricted Shares [Member] | 2021 Equity Incentive Plan [Member]
Restricted Stock Award and Cash Bonus [Abstract]
Awards granted (in shares)								3,332		1,982
Series D Preferred Stock [Member]
Dividend Payments on Series C and Series D Preferred Stock [Abstract]
Dividend payable, date to be paid			Oct. 16, 2023		Jul. 17, 2023		Apr. 17, 2023		Jan. 17, 2023					Dec. 31, 2022
Dividends paid on preferred stock			$ 240		$ 240		$ 327		$ 161			$ 0	$ 968	$ 117
Preferred stock, shares outstanding (in shares)			13,739		13,739		9,172		9,172				13,738	9,172
Dividend payable, date of record			Oct. 13, 2023		Jul. 14, 2023									Oct. 14, 2022
Series D Preferred Stock [Member] | Related Party [Member]
Redemption of Series D Preferred Stock
Shares redeemed (in shares)													1
Subsequent Event [Member] | 2021 Equity Incentive Plan [Member]
Amendment and Restatement to 2021 Equity Incentive Plan [Abstract]
Number of shares authorized (in shares)											2,000,000
Subsequent Event [Member] | Series C Preferred Stock [Member] | Restricted Shares [Member]
Restricted Stock Award and Cash Bonus [Abstract]
Awards granted (in shares)	3,332
Vesting period	2 years
Subsequent Event [Member] | Series D Preferred Stock [Member]
Redemption of Series D Preferred Stock
Shares redeemed (in shares)											9
Subsequent Event [Member] | Common Stock [Member]
Redemption of Series D Preferred Stock
Shares issued upon redemption of preferred stock (in shares)											3,376
Subsequent Event [Member] | Dividend Paid January 16, 2024 [Member] | Series C Preferred Stock [Member]
Dividend Payments on Series C and Series D Preferred Stock [Abstract]
Dividend payable, date to be paid		Jan. 16, 2024
Dividends paid on preferred stock		$ 110
Preferred stock, shares outstanding (in shares)		5,521
Subsequent Event [Member] | Dividend Paid January 16, 2024 [Member] | Series D Preferred Stock [Member]
Dividend Payments on Series C and Series D Preferred Stock [Abstract]
Dividend payable, date to be paid		Jan. 16, 2024
Dividends paid on preferred stock		$ 240
Preferred stock, shares outstanding (in shares)		13,738
Dividend payable, date of record		Jan. 12, 2024